SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 1-4-1 Plan	12 Months Ended
Jun. 30, 2026
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties - The Plan invests in the Company’s common stock which represents a concentration in investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition And Net (Depreciation) / Appreciation in Fair Value of Investments
Investment Valuation and Income Recognition – The Plan’s investment in the Company’s common stock is stated at fair value, which is based on quoted market prices and is translated into sterling at the rate of exchange at the period end date. Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date; net of any U.S. withholding taxes. Realized gains and losses are based upon the average cost method.
Net Appreciation / (Depreciation) in Fair Value of Investments - Realized and unrealized appreciation / (depreciation) in fair value of investments is based on the difference between the fair value of the assets at the beginning of the year, or at the time of purchase for assets purchased during the year, and the related fair value on the day investments are sold with respect to realized appreciation / (depreciation), or on the last day of the year for unrealized appreciation / (depreciation).

Cash at Bank and In Hand	Cash at Bank and In Hand – Amounts shown as cash at bank and in hand are uninvested funds held that are to be invested in the Company’s common stock in the following month.
Expenses of the Plan	Expenses of the Plan - Investment management expenses and all other fees and expenses are reimbursed by the participating Procter & Gamble companies (Note 6).